Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables [Abstract]
Schedule of Other Receivables
	December 31, 2024		December 31, 2023
	USD	AED	AED
Bank guarantee	25,654	94,200	86,350
Prepayments *	71,542	262,701	274,452
Other deposits	78,111	286,823	143,301
VAT receivable	59,032	216,766	105,806
Other	3,156	11,590	59,230
	237,495	872,080	669,139

*Prepayments:

Schedule of Prepayments

The Company has prepayments totaling AED 262,701 as of December 31, 2024, classified as follows:

1 – Prepaid Rent:	AED	84,728
2 – Prepaid Medical Insurance:	AED	32,939
3 – Prepaid Rent Services Charge:	AED	95,107
5 – Prepaid Subscriptions:	AED	49,927

The Company has prepayments totaling AED 274,452 as of December 31, 2023, classified as follows:

1 – Prepaid Rent:	AED	16,890
2 – Prepaid Medical Insurance:	AED	49,965
3 – Prepaid Rent Services Charge:	AED	95,654
4 – Prepaid Equipment Rental:	AED	111,943